CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income (loss)	$ 41,279	$ 1,314	$ 40,466
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,653	1,317	8
Equity in losses (earnings) of joint ventures	(17,123)	5,330	(40,228)
Changes in accrued interest income on advances to joint ventures and demand note	2,406	(4,349)	(1,381)
Amortization and write off of deferred debt issuance cost	2,480	4,362	379
Amortization in revenue for above market contract	605	0	0
Changes in accrued interest expense	(162)	1,146	352
Refundable value added tax on import	0	(26,298)	0
Net currency exchange losses (gains)	102	(271)	0
Unrealized loss (gain) on financial instruments	(949)	161	0
Deferred tax expense	(1,033)	(24)	0
Other adjustments	135	59	(38)
Changes in working capital:
Restricted cash	10,007	(22,180)	0
Trade receivables	(2,011)	(6,115)	(58)
Unbilled construction contract income	0	55,174	(51,062)
Inventory	271	0	0
Prepaid expenses and other receivables	235	26	(530)
Trade payables	154	864	(212)
Amounts due to owners and affiliates	(3,486)	6,019	0
Value added and withholding tax liability	2,892	7,660	4,614
Accrued liabilities and other payables	4,330	3,781	6,473
Net cash provided by (used in) operating activities	42,785	27,976	(41,217)
INVESTING ACTIVITIES
Expenditure for vessels, newbuildings and other equipment	(955)	(170,906)	(36,323)
Demand note made to Hoegh LNG	0	(140,000)	0
Receipts from repayment of principal on advances to joint ventures	5,796	6,666	5,542
Receipts from repayment of principal on direct financing lease	2,919	1,341	0
Cash acquired in the acquisition of the Hoegh Gallant	7,695	0	0
(Increase) decrease in restricted cash	0	10,700	0
Net cash provided by (used in) investing activities	15,455	(292,199)	(30,781)
FINANCING ACTIVITIES
Proceeds from long-term debt	0	257,099	0
Proceeds from amounts due to owners and affiliates	0	10,193	15,207
Proceeds from loans and promissory notes due to owners and affiliates	0	650	101,493
Repayment of long-term debt	(22,348)	(44,766)	0
Repayment of amounts due to owners and affiliates	0	(25,400)	0
Repayment of loans and promissory notes due to owners and affiliates	0	(49,150)	0
Contributions from (distributions to) owner	0	(11,198)	(35,333)
Customer loan for funding of value added liability on import	(4,769)	26,297	0
Payment of debt issuance cost	(189)	(8,023)	(9,361)
Proceeds from initial public offering, net of underwriters' discounts and expenses	0	203,467	0
Cash from proceeds of initial public offering distributed to Hoegh LNG	0	(43,467)	0
Cash distributions to unitholders	(35,524)	(4,826)	0
Proceeds from indemnifications received from Hoegh LNG	6,596	0	0
Cash settlement of derivative financial instruments	0	(1,100)	0
Decrease (increase) in restricted cash	385	(15,184)	0
Net cash provided by (used in) financing activities	(55,849)	294,592	72,006
Increase (decrease) in cash and cash equivalents	2,391	30,369	8
Cash and cash equivalents, beginning of period	30,477	108	100
Cash and cash equivalents, end of period	$ 32,868	$ 30,477	$ 108